Taxes on Income (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Accrued employee benefits	$ 248	$ 248
Research and development costs	636	458
PPE	7	5
Other	22	2
Total gross deferred tax assets	913	713
Deferred tax liabilities:
Inventory	(99)
Intangible assets	(444)
Total gross deferred tax liabilities	(543)
Net deferred tax assets	370	713
In Israel	913	713
Foreign jurisdictions	(543)
Current deferred tax assets	567	274
Current deferred tax liabilities	(259)	0
Non-current deferred tax assets	346	439
Non-current deferred tax liabilities	$ (284)	$ 0